Condensed Interim Consolidated Statements of Net and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue	$ 10,043	$ 10,000	$ 10,093	$ 10,000
Expenses
Research and development	7,088	121	14,728	168
General and administrative	4,837	2,389	8,903	4,059
Depreciation and amortization	138	35	235	49
Total expenses	12,063	2,545	23,866	4,276
Net (loss) income from operations	(2,020)	7,455	(13,773)	5,724
Finance income	(20)	(5)	(33)	(6)
Gain on settlement		(1,840)		(1,840)
(Gain) loss on fair value of warrant derivative	(1,060)	8,784	1,994	7,665
Warrant derivative liability issue cost		1,659		1,816
Finance Income (Cost)	(1,080)	8,598	1,961	7,635
Net and comprehensive loss	$ (940)	$ (1,143)	$ (15,734)	$ (1,911)
Basic and diluted loss per share	$ (0.01)	$ (0.02)	$ (0.16)	$ (0.04)